Mortgage Servicing Rights (Details 2) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Sensitivity analysis
Contractually specified servicing fees, late fees and ancillary fees	$ 400,000	$ 2,200,000	$ 300,000	$ 3,200,000
MSR
Sensitivity analysis
Constant prepayment rate: Impact of 10% adverse change	(80,000)	(678,000)		(601,000)
Constant prepayment rate: Impact of 20% adverse change	(155,000)	(1,313,000)		(1,170,000)
Discount rate: Impact of 100 basis point adverse change	(34,000)	(792,000)		(631,000)
Discount rate: Impact of 200 basis point adverse change	$ (66,000)	$ (1,520,000)		$ (1,236,000)